Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Disclosure of provision for income taxes
The provision for income taxes is as follows:

($ millions)	2018	2017
Current tax:
Canada	—	(1.9)
Luxembourg	0.3	0.2
Current tax expense (recovery)	0.3	(1.7)
Deferred tax:
Canada	(690.5)	(99.2)
United States	(248.3)	201.3
Deferred tax expense (recovery)	(938.8)	102.1
Income tax expense (recovery)	(938.5)	100.4

Disclosure of reconciliation of income taxes calculated at the Canadian statutory rate with recorded income taxes
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

($ millions)	2018	2017
Net income (loss) before tax	(3,555.4)	(23.6)
Statutory income tax rate	27.00%	26.85%
Expected provision for income taxes	(960.0)	(6.3)
Effect of change in corporate tax rates	—	106.9
Effect of tax rates in foreign jurisdictions	13.9	22.9
Effect of restricted share bonus plan	1.8	(2.7)
Effect of change in recognition of deferred tax assets	(1.1)	(14.7)
Effect of non-taxable capital (gains) losses	0.6	(1.1)
Non-deductible disposition of goodwill	2.1	—
Other	4.2	(4.6)
Income tax recovery	(938.5)	100.4

Disclosure of net deferred tax liabilities
The composition of net deferred income tax asset (liability) is as follows:

($ millions)	2018	2017
Deferred income tax assets	602.3	192.8
Deferred income tax liabilities	—	(550.6)
Net deferred income tax assets (liabilities)	602.3	(357.8)
The net deferred income tax assets (liabilities) are expected to be settled in the following periods:

($ millions)	2018	2017
Deferred income tax:
To be settled within one year	(57.9)	29.1
To be settled beyond one year	660.2	(386.9)
Deferred income tax	602.3	(357.8)
The movement in deferred income tax assets (liabilities) are as follows:

($ millions)	At January 1, 2018	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2018
Deferred income tax assets:
Decommissioning liability	361.3	—	(31.7)	329.6
Income tax losses carried forward	649.5	—	268.6	918.1
Debt financing costs	—	—	—	—
Share issue costs	10.2	—	(4.9)	5.3
Risk management contracts	33.5	—	(33.5)	—
Other	22.2	21.3	(27.2)	16.3
	1,076.7	21.3	171.3	1,269.3
Deferred income tax liabilities:
Property, plant and equipment	(1,417.5)	—	783.6	(633.9)
Risk management contracts	(17.0)	—	(16.1)	(33.1)
	(1,434.5)	—	767.5	(667.0)
Net deferred income tax assets (liabilities)	(357.8)	21.3	938.8	602.3

($ millions)	At January 1, 2017	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2017
Deferred income tax assets:
Decommissioning liability	361.8	—	(0.5)	361.3
Income tax losses carried forward	632.4	—	17.1	649.5
Debt financing costs	4.8	—	(4.8)	—
Share issue costs	15.3	0.1	(5.2)	10.2
Risk management contracts	18.3	—	15.2	33.5
Other	16.6	(26.7)	32.3	22.2
	1,049.2	(26.6)	54.1	1,076.7
Deferred income tax liabilities:
Property, plant and equipment	(1,286.7)	—	(130.8)	(1,417.5)
Risk management contracts	8.4	—	(25.4)	(17.0)
	(1,278.3)	—	(156.2)	(1,434.5)
Net deferred income tax liabilities	(229.1)	(26.6)	(102.1)	(357.8)

Disclosure of tax pools available
The approximate amounts of tax pools available as at December 31, 2018 and 2017 are as follows:

($ millions)	2018	2017
Tax pools:
Canada	8,389.0	8,746.2
United States	3,830.0	3,287.6
Total	12,219.0	12,033.8